DEBT AND FEDERAL HOME LOAN BANK (FHLB)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT AND FEDERAL HOME LOAN BANK (FHLB)	DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)
Debt and Capital Notes

The Company has no debt or capital note obligations outstanding as of December 31, 2020 or 2019.
Federal Home Loan Bank (“FHLB”)

As of December 31, 2020, the Company invested $0.2 million in Class B membership stock in the FHLB. As of December 31, 2019, the Company invested $0.2 million in Class B membership stock in the FHLB. As a result of the investment, the Company has the capacity to borrow up to $300.0 million from the FHLB. As of December 2020, the Company had no borrowings from FHLB.